Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 6,913,858	$ 2,334,791
Deferred Tax Liabilities	7,431,017	5,936,653
Net deferred tax liabilities	517,159	3,601,862	$ 2,883,370
Inflation adjustment on deferred income tax [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	5,438,908
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	442,055	426,794
Provisions and employee benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	388,925	400,563
Other financial assets [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	373,098	1,657
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	270,499	1,505,777
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	373
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	5,108,458	4,670,610
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	970,288	884,607
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	653,194	64,112
Other financial and non-financial liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	465,853	$ 317,324
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 233,224